Employee share scheme - Number and weighted average exercise price of share options (Details) £ / shares in Units, Options in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) Options £ / shares	Dec. 31, 2023 GBP (£) Options £ / shares	Dec. 31, 2024 USD ($) Options	Dec. 31, 2023 USD ($) Options	Dec. 31, 2022 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	1 year 6 months	2 years 3 months 18 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares	£ 2.27	£ 2.27
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | £ / shares	£ 3	£ 2.66
Performance Share Plan | Ordinary share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | £	£ 3.46	£ 3.33
Performance Share Plan | American Depositary Share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | $			$ 8.62	$ 8.37
Share Value Plan | Ordinary share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | £	3.2	3.21
Share Value Plan | American Depositary Share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share awards | $			$ 8.14	$ 8
Share Save Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value, share options | £	£ 1.04	£ 0.93
Weighted average exercise price, share options exercised during the year | £ / shares	£ 2.28
Options outstanding | Options	5,371	5,490	5,371	5,490	4,623